Loans (Details 9) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 1,676	$ 2,310
Residential Real Estate One to Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	1,676	2,146
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance
Nonresidential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance		$ 164